Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	12/31/2024	12/31/2023
Tax loss	796,831	1,209,968
Negative tax basis of social contribution	307,143	457,030

Assets - temporary differences
Provision for judicial liabilities	324,873	324,158
Operating provisions and other losses	1,308,352	1,214,807
Exchange rate variations	7,385,034	2,384,153
Derivatives losses (“MtM”)(2)	2,230,835
Amortization of fair value adjustments arising from business combinations	625,745	654,358
Unrealized profit on inventories	539,157	151,578
Leases (2)	606,944	356,110
	14,124,914	6,752,162

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,589,887	1,301,654
Property, plant and equipment - deemed cost	1,066,883	1,137,483
Depreciation for tax-incentive reason (1)	733,640	799,857
Capitalized loan costs	947,482	640,063
Fair value of biological assets	1,317,095	1,115,432
Deferred taxes, net of fair value adjustments	342,141	370,947
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	137,928	150,691
Derivatives gains (“MtM”) (2)		678,090
Other temporary differences	18,439	24,109
	6,153,495	6,218,326

Non-current assets	7,984,015	545,213
Non-current liabilities	12,596	11,377
(1)Tax depreciation is taken as a benefit only in the income tax calculation bases.
(2)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the passive temporary difference was R$1,321,614 and asset temporary difference of R$3,552,449 (passive temporary difference of R$1,506,354 and asset temporary difference of R$828,264 as of December 31, 2023). For the lease line, the passive temporary difference was R$1,763,847 and asset temporary difference was R$2,370,791 (passive temporary difference of R$1,766,776 and asset temporary difference of R$2,122,886 as of December 31, 2023).

Summary of Tax Credit Carryforwards

	12/31/2024	12/31/2023
Tax loss carried forward	3,187,324	4,839,872
Negative tax basis of social contribution carried forward	3,412,700	5,078,111

Disclosure of deferred taxes [text block]

	12/31/2024	12/31/2023
Opening balance	533,836	3,985,297
Tax loss	(413,137)	2,872
Negative tax basis of social contribution	(149,887)	11,780
Provision for judicial liabilities	715	55,562
Operating provisions and other losses	93,545	215,779
Exchange rate variation	5,000,881	(1,913,350)
Derivative (gains) losses (“MtM”)	2,908,925	(668,926)
Amortization of fair value adjustments arising from business combinations	193	2,219
Unrealized profit on inventories	387,579	(211,474)
Leases	250,834	(8,728)
Goodwill - tax benefit on unamortized goodwill	(288,233)	(278,551)
Property, plant and equipment - deemed cost	70,600	79,866
Depreciation accelerated for tax-incentive reason	66,217	70,140
Capitalized loan costs	(307,419)	(429,229)
Fair value of biological assets	(201,663)	(412,158)
Credits on exclusion of ICMS from the PIS/COFINS tax base	12,763	43,430
Other temporary differences	5,670	(10,693)
Closing balance	7,971,419	533,836

Disclosure of Reconciliation of Effects of Income Tax and Social Contribution on Profit or Loss

	12/31/2024	12/31/2023	12/31/2022
Net income (loss) before taxes	(13,111,053)	17,997,216	28,655,581
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	4,457,758	(6,119,053)	(9,742,898)

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	484,717	1,688,656	4,915,243
Equity method	(4,707)	(6,589)	96,685
Thin capitalization (2)		(46,796)	(505,553)
Interest on own capital	850,000	510,000	—
Credit related to Reintegra Program	11,896	7,176	7,829
Director bonuses	(9,587)	(4,907)	(12,208)
Tax incentives (Note 12.3) (3)	336,541	128,650	51,839
Donations/Fines – Other	(60,271)	(47,972)	(71,631)
	6,066,347	(3,890,835)	(5,260,694)
Income tax
Current	(999,421)	(352,577)	(464,312)
Deferred	5,482,647	(2,561,991)	(3,485,267)
	4,483,226	(2,914,568)	(3,949,579)
Social Contribution
Current	(366,178)	(42,815)	(46,584)
Deferred	1,949,299	(933,452)	(1,264,531)
	1,583,121	(976,267)	(1,311,115)
Income and social contribution benefits (expenses) on the year	6,066,347	(3,890,835)	(5,260,694)
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
(2)The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On December 31, 2024, all limits and requirements were met, and on December 31, 2023 and 2022, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.
(3)Income tax and social contribution deduction on profit or loss referring to the use of tax incentives: (i) exploitation profits, (ii) expenses with research and development, (iii) PAT benefits ("Worker Food Program"), (iv) donations made in cultural projects, (v) children and adolescents rights funds, (vi) sports incentives, (vii) funds for the elderly and (viii) extensions to maternity and paternity leave.

Disclosure of Tax Incentives
12.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025